Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2020
Significant accounting judgements, estimates and assumptions
Significant accounting judgements, estimates and assumptions

4. Significant accounting judgements, estimates and assumptions

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements as well as the key assumptions concerning the future and other key sources of estimation uncertainty at the balance sheet date which have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are outlined as follows.

4.1Revenue from contracts with customers

Principal versus agent considerations

The Group enters into contracts with certain of its customers to acquire, on their behalf, displays produced by third‑party suppliers. Under these contracts, the Group provides procurement services. The Group determined that it does control the goods before they are transferred to customers, and it does have the ability to direct the use of the displays or obtain benefits from the displays. The following factors indicate that the Group does control the goods before they are being transferred to customers. Therefore, the Group determined that it is principal in these contracts.

•	The Group is primarily responsible for fulfilling the promise to provide the specified displays
•

The Group has inventory risk before or after the specified displays have been transferred to the customer as it purchases displays and takes them into inventory before the displays are bonded and shipped to the customers

•	The Group has discretion in establishing the price for the specified displays

4.2Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for customers that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group then calibrates the matrix to adjust the historical credit loss experience with forward‑looking information. For instance, if forecast economic conditions are expected to deteriorate over the next year, which can lead to an increased number of defaults in the manufacturing sector, the historical default rates are adjusted upward. At every reporting date, the historical observed default rates are updated and changes in the forward‑looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future.

4.3Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre‑tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty experience and a weighting of possible outcomes against their associated probabilities.

Management’s estimations are based on the best information available related to historical experience and expected future costs and are subject to change over time.

4.4Contingent liabilities

From time to time, the Group may be involved in various claims and legal proceedings relating to claims arising out of its operations, as discussed further in Note 17—Commitments and contingencies. Periodically, and at each financial period end, the Group reviews the status of all significant outstanding matters to assess the potential financial exposure.

When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, the Group records the estimated loss in its consolidated statements of operations and other comprehensive income (loss). The Group provides disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. The Group bases accruals made on the best information available at the time, which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

4.5Income taxes

The Group records income taxes under the liability method. Deferred tax assets and liabilities reflect the Group’s estimation of the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for book and tax purposes. The Group determines deferred income taxes based on the differences in accounting methods and timing between financial statement and income tax reporting. Accordingly, the Group determines the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be in effect when the Group realizes the underlying items of income and expense. The Group considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to the Group for tax reporting purposes, as well as other relevant factors. Therefore, actual income taxes could materially vary from these estimates.

4.6Purchase price allocation

The Group assigns the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition.

When determining the fair values of assets acquired and liabilities assumed, the Group makes significant estimates and assumptions. The Group generally bases the measurement of fair value on the present value of future discounted cash flows. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that the Group expects the reporting unit to generate in the future. The Group’s significant estimates in the discounted cash flows model includes forecasted revenues, weighted average costs of capital as well as the term of use of the tangible assets.

The Group’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

4.7Lease renewal options

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. Group considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).